Share Class & Ticker	Class A DRSAX	Retail DRSVX	Institutional DRISX	Summary Prospectus February 28, 2012

Dreman Contrarian Small Cap Value Fund

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.dreman.com. You can also get this information at no cost by calling 800-247-1014, by emailing a request to rfi@dreman.com, or by asking any financial advisor, bank, or broker-dealer who offers shares of the Fund. This Summary Prospectus incorporates by reference the Fund’s entire prospectus and SAI, each dated February 28, 2012.

Investment Objective	The investment objective of the Dreman Contrarian Small Cap Value Fund (the “Small Cap Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Loads” section on page 39 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Retail	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	1.00%[1]	None	None

Redemption Fee (as a percentage of the amount redeemed within 60 days, if applicable; a $15 fee for redemptions paid by wire)	None	1.00%	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.85%	0.85%	0.85%

Distribution (12b-1) Fees	0.25%	0.25%	None

Other Expenses[2]	0.61%	0.61%	0.61%

Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	1.71%	1.71%	1.46%

Fee Waiver[3]	(0.46%)	(0.46%)	(0.46%)

Total Annual Operating Expenses Net of Fee Waiver	1.25%	1.25%	1.00%

[1]	The Fund charges this fee only in cases where the sales load was waived on Class A shares and such shares are subsequently redeemed within 18 months of their purchase.

[2]	“Other Expenses” have been restated to reflect current expense levels.

[3]

The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.00%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation. The contractual agreement is in effect through February 28, 2013. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

Expense Example:

This example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Small Cap Fund
Class A	$695	$1,041	$1,409	$2,442
Retail Class	$127	$494	$885	$1,981
Institutional Class	$102	$417	$754	$1,707

Portfolio Turnover

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 44.08% of the average value of its portfolio.

Principal Investment Strategies

The Small Cap Fund will invest primarily in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the Russell 2000® Value Index. As of December 31, 2011, the range of market capitalization of companies included in the Russell 2000® Value Index was $16 million to $3.7 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength and strong management that are selling below their intrinsic value.

Under normal circumstances, the Small Cap Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of small capitalization companies that at the time of purchase are similar in market capitalization to those listed on the Russell 2000® Value Index. The Small Cap Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. Small capitalization companies in which the Small Cap Fund may invest include closed-end funds that invest primarily in small capitalization companies. The Small Cap Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The Small Cap Fund intends to remain substantially invested in equity securities. However, the Small Cap Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the Small Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Small Cap Fund.

•

Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Small Cap Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Small Cap Fund’s investments will underperform the securities markets generally.

•

Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Small Cap Fund’s overall performance may suffer.

•

Small Cap Risk. The earnings and prospects of smaller companies are more volatile than larger companies. Smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Small Cap Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•

Pricing Risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the Market value when buying fund shares or receive less than the market value when selling fund shares.

•	Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

•	Sector Risk. To the extent that the Small Cap Fund focuses in one or more sectors, factors affecting those sectors could affect Small Cap Fund performance.

•

Closed-End Fund Risk. When the Fund invests in closed-end funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying closed-end funds. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests. In addition, closed-end funds pose additional risks. The amount of public information available about closed-end funds is generally less than for mutual funds. Consequently, the Advisor may make investment decisions based on information that is incomplete or inaccurate. In addition, because closed-end funds are not redeemable at the holder’s option, such funds typically trade primarily on the secondary market. The secondary market for non-exchange listed funds tends to be less liquid, which may adversely affect the Fund’s ability to sell its securities at attractive prices. In addition, such securities may be subject to increased price volatility. The market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed end fund’s net asset value. This means that a closed end fund’s shares may trade at a discount to (or below) its net asset value.

•

Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Small Cap Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Performance

The bar chart and performance table below show the variability of the Small Cap Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Small Cap Fund’s returns from year to year as represented by the performance of Retail Class shares. The performance table shows how the Small Cap Fund’s average annual total returns compare over time to a broad-based securities market index. The Small Cap Fund began operations on December 31, 2003 as a separate series (the “Predecessor Small Cap Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor Small Cap Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor Small Cap Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the Small Cap Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.

Year-by-Year Annual Total Return of the Small Cap Fund — Retail Class (for the periods ended December 31st)	Highest/Lowest quarterly results during this time period were:
	Best Quarter: Worst Quarter:	Q2 2009 Q4 2008	22.40 (24.25	% )%

Average Annual Total Returns

(for the periods ended December 31, 2011)

	1 Year	5 Years	Since Inception[1]
Small Cap Fund
Retail Class Return Before Taxes	(10.19)%	0.74%	8.27%
Retail Class Return After Taxes on Distributions	(11.75)%	0.23%	7.83%
Retail Class Return After Taxes on Distributions and Sale of Portfolio Shares	(4.98)%	0.50%	7.12%
Institutional Class Return Before Taxes	(10.04)%	N/A	0.08%
Class A Return Before Taxes	(15.37)%	N/A	3.22%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50)%	(1.87)%	4.43%

[1]

The inception date for the Retail Class shares of the Fund was December 31, 2003. The inception date for the Institutional Class shares of the Fund was August 22, 2007. The inception date for the Class A shares of the Fund was November 20, 2009.

After-tax returns are shown for the Retail Class only. After-tax returns for Institutional Class and Class A will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

Portfolio Management

Investment Advisor — Dreman Value Management, LLC

Portfolio Managers — The following portfolio managers are jointly responsible for the day-to-day management of the Fund, with Mr. Mark Roach having ultimate authority with respect to the Fund’s investment decisions.

•	Mark Roach; Managing Director of the Advisor; Lead Portfolio Manager of the Fund since 2006

•	David N. Dreman; Chairman of the Advisor; Portfolio Manager of the Fund since inception in 2003

•	E. Clifton Hoover, Jr., CFA; Managing Director and Co-Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since 2006

•	Mario Tufano, CFA; Vice President and Senior Securities Analyst of the Advisor; Portfolio Manager of the Fund since 2010

Buying and Selling Fund Shares

Minimum Initial Investment	To Place Orders
Class A: $2,500 Retail: $2,500 Institutional: $100,000 Minimum Additional Investment $1,000 for all share classes	By Mail: Dreman Contrarian Funds c/o: Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206 By Phone: (800) 247-1014

You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent. You may sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (800) 247-1014, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The Small Cap Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Small Cap Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Cap Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Dreman Contrarian Funds

c/o: Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, IN 46206